Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 1,180,022	$ 939,780
Cost of sales	(777,248)	(763,798)
Gross margin	402,774	175,982
Operating expenses	(234,072)	(201,461)
Corporate administration expenses	(24,370)	(21,999)
Other income	7,119	1,465
Income (loss) before finance items and taxes	151,451	(46,013)
Finance items
Finance income	154,668	156,278
Finance costs	(52,489)	(153,350)
Finance income (cost)	102,179	2,928
Income (loss) from operations before taxes	253,630	(43,085)
Income and other taxes	140,644	154,013
Income for the year	394,274	110,928
Attributable to owners of Turquoise Hill Resources Ltd.	411,198	181,247
Attributable to owner of non-controlling interest	(16,924)	(70,319)
Income for the year	$ 394,274	$ 110,928
Basic and diluted earnings per share attributable to Turquoise Hill Resources Ltd.	$ 0.20	$ 0.09
Basic weighted average number of shares outstanding (000's)	2,012,314	2,012,314